Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	30399-1 / CW1030948.1

February 7, 2007

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Kelly McCusker

Dear Sir/Mesdames:

Re: Texola Energy Corporation Form 10-KSB for the year ended December 31, 2005 Filed April 17, 2006 File No. 000-51361

                              Thank you for your letter of December 21, 2006 with respect to the Form 10-KSB for the fiscal year ended December 31, 2005 filed by Texola Energy Corporation (the “Company”). We have restated your comments set out in your letter of December 21, 2006 and the Company’s responses are numbered in a manner that corresponds with such comments.

Form 10-K for the year ended December 31, 2005

Financial Statements

Auditors’ Report, page 23

1.            It does not appear that your auditors’ report covers the period from October 14, 2003 to December 31, 2003 or the Cumulative Period from September 29, 2005 to December 31, 2005. As such, we are unclear whether this information has been audited. Please advise us whether this information has been audited, by whom and have your auditors revise their report as necessary.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

In response to Staff’s comment, the Company advises that the financial information for the period from inception (October 14, 2003) to December 31, 2003 and the cumulative period from September 29, 2005 to December 31, 2005, has been audited. Accordingly, the Company’s independent auditors have amended their auditors’ report to include the above periods.

Statements of Loss, page 26

2.            Tell us what consideration you gave to SAB 107F in determining that your stock-based compensation should be classified separately on your income statement rather than in the relevant line item in which is would be included had it been paid with cash.

In response to Staff’s comment and in accordance with SAB 107F, the Company has classified the stock-based compensation component of consulting expense in the same line as the cash component paid to the same consultants - i.e. under the line item consulting fees.

Statements of Cash Flows, page 27

3.            Explain to us how you have reflected the disposition of your Audiyo subsidiary in your Statements of Cash Flows. It appears that the disposition of this business resulted in net operating cash flows of approximately $20,000, however it also appears that no cash was received as a result of this transaction. Additionally, it is unclear why any amount received would be reflected as operating cash flows.

In response to Staff’s comment, the Company advises that it did not receive any cash as consideration for the sale of Audiyo Inc. In addition, the Company disposed cash of $18,802 as a result of the sale of Audiyo Inc. and reflected as a cash outflow in Investing Activities in the Statement of Cash Flows.

Exhibit 31.1

4.            We note that the identification of the certifying individual at the beginning of the certification required by Exchange Act Rule 13a-14(a) also includes the title of the certifying individual. In future filings, the identification of the certifying individual at the beginning of the certification should be revised so as not to include the individual’s title.

The Company confirms that future filings of the certifications required by Exchange Act Rule 13a-14(a) will not include the individual’s title.

Form 10-Q for the quarter ended September 30, 2006

Note 6. Convertible Debentures, page 16

5.            With respect to your $300,000 and $400,000 debt issuances, we note that the conversion price is variable based on the fair value of your stock at the date of conversion. Please tell us how you have applied the guidance in EITF Issue 00-19 in evaluating whether the conversion feature for the convertible debenture issued is an embedded derivative that you should separate from the debt host and account for at fair value under SFAS 113.

In response to Staff’s comment, the Company revised the September 30, 2006 interim financial statements to reflect its application of the guidance provided in EITF 00-19 and SFAS 133 with regards to the evaluation of the conversion feature of the convertible debentures and their valuation, respectively.

Acknowledgment Letter

In connection with the Company’s response to your comments, we have included a letter from the Company acknowledging the three statements as set out in your letter of December 21, 2006.

We look forward to any further comments you may have regarding the Form 10-KSB or Form 10-QSB or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/ljm

Encl.

CW1030948.1